UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 7/31/11

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Commercial Services – 0.9%
28,500	Thomson Reuters Corp.	$ 981,255

Communications* – 1.1%
29,200	SBA Communications Corp. Class A	1,114,564

Consumer Durables – 2.2%
122,000	Ford Motor Co.*	1,489,620
38,000	Leggett & Platt, Inc.	824,600

		2,314,220

Consumer Non-Durables – 7.6%
19,300	Coach, Inc.	1,246,008
33,300	Coca-Cola Enterprises, Inc.	936,063
7,300	Colgate-Palmolive Co.	615,974
25,200	PepsiCo, Inc.	1,613,808
19,200	Philip Morris International, Inc.	1,366,464
8,300	Polo Ralph Lauren Corp.	1,121,081
16,000	The Coca-Cola Co.	1,088,160

		7,987,558

Consumer Services – 7.3%
35,000	DIRECTV Class A*	1,773,800
46,000	eBay, Inc.*	1,506,500
24,800	Expedia, Inc.	785,912
35,500	Las Vegas Sands Corp.*	1,674,890
4,300	McDonald’s Corp.	371,864
24,700	Starbucks Corp.	990,223
11,400	Viacom, Inc. Class B	551,988

		7,655,177

Electronic Technology – 15.5%
22,000	Agilent Technologies, Inc.*	927,520
13,400	Apple, Inc.*	5,232,432
71,300	Cadence Design Systems, Inc.*	736,529
81,700	Dell, Inc.*	1,326,808
6,700	F5 Networks, Inc.*	626,316
30,500	Hewlett-Packard Co.	1,072,380
49,600	Intel Corp.	1,107,568
9,900	Lockheed Martin Corp.	749,727
18,400	Novellus Systems, Inc.*	571,136
51,500	QLogic Corp.*	781,255
20,000	QUALCOMM, Inc.	1,095,600
53,000	Texas Instruments, Inc.	1,576,750
14,000	Zebra Technologies Corp. Class A*	560,000

		16,364,021

Energy Minerals – 11.9%
15,700	Alpha Natural Resources, Inc.*	670,547
38,000	Arch Coal, Inc.	972,800
16,000	Chevron Corp.	1,664,320
13,700	Cimarex Energy Co.	1,207,244
16,500	ConocoPhillips	1,187,835
62,200	Exxon Mobil Corp.	4,962,938
19,000	Occidental Petroleum Corp.	1,865,420

		12,531,104

Finance – 2.4%
71,500	Hertz Global Holdings, Inc.*	1,006,005
7,300	Simon Property Group, Inc.	879,723
44,100	The Charles Schwab Corp.	658,413

		2,544,141

Health Technology – 8.6%
42,100	Abbott Laboratories	2,160,572
19,200	Allergan, Inc.	1,561,152
16,800	C. R. Bard, Inc.	1,657,824
41,800	Gilead Sciences, Inc.*	1,770,648

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
5,500	Johnson & Johnson	$ 356,345
22,500	Medtronic, Inc.	811,125
13,300	Stryker Corp.	722,722

		9,040,388

Industrial Services – 3.1%
7,600	Diamond Offshore Drilling, Inc.	515,508
36,900	McDermott International, Inc.*	744,273
22,400	Schlumberger Ltd.	2,024,288

		3,284,069

Non-Energy Minerals – 3.2%
14,600	Cliffs Natural Resources, Inc.	1,311,372
22,300	Freeport-McMoRan Copper & Gold, Inc.	1,181,008
27,000	Southern Copper Corp.	922,320

		3,414,700

Process Industries – 3.0%
42,300	International Paper Co.	1,256,310
44,400	Solutia, Inc.*	951,936
18,400	W.R. Grace & Co.*	928,096

		3,136,342

Producer Manufacturing – 7.4%
5,300	Cummins, Inc.	555,864
14,400	Eaton Corp.	690,480
89,200	General Electric Co.	1,597,572
19,100	The Timken Co.	834,097
34,800	United Technologies Corp.	2,882,832
19,900	WABCO Holdings, Inc.*	1,254,695

		7,815,540

Retail Trade – 6.1%
5,400	AutoZone, Inc.*	1,541,430
11,000	Dollar Tree, Inc.*	728,530
70,100	Lowe’s Cos., Inc.	1,512,758
3,700	Netflix, Inc.*	984,163
12,700	Target Corp.	653,923
50,500	The Gap, Inc.	974,145

		6,394,949

Technology Services – 17.1%
22,900	Adobe Systems, Inc.*	634,788
24,000	Autodesk, Inc.*	825,600
29,000	BMC Software, Inc.*	1,253,380
6,300	Google, Inc. Class A*	3,803,247
27,200	International Business Machines Corp.	4,946,320
103,800	Microsoft Corp.	2,844,120
74,400	Oracle Corp.	2,275,152
15,200	Rovi Corp.*	805,144
22,500	VeriSign, Inc.	702,225

		18,089,976

Transportation – 1.8%
13,300	Union Pacific Corp.	1,362,984
7,500	United Parcel Service, Inc. Class B	519,150

		1,882,134

TOTAL COMMON STOCKS		$104,550,138

Exchange Traded Fund – 1.0%
18,000	iShares Russell 1000 Growth Index Fund	$ 1,081,440

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co.
$756,000	0.010%	08/01/11	$ 756,000
Maturity Value: $756,001

TOTAL INVESTMENTS – 100.9%			$106,387,578

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%			(920,173)
NET ASSETS – 100.0%			$105,467,405

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 29, 2011. This agreement was fully collateralized by $775,000 U.S. Treasury Bill, 0.000%, due 08/11/11 with a market value of $774,948.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$93,479,329
Gross unrealized gain	17,205,071
Gross unrealized loss	(4,296,822)
Net unrealized security gain	$12,908,249

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Communications – 4.4%
55,000	AT&T, Inc.	$ 1,609,300
22,000	Verizon Communications, Inc.	776,380

		2,385,680

Consumer Non-Durables – 17.7%
41,500	Altria Group, Inc.	1,091,450
40,000	Avon Products, Inc.	1,049,200
40,000	ConAgra Foods, Inc.	1,024,400
20,000	H.J. Heinz Co.	1,052,800
17,000	Kimberly-Clark Corp.	1,111,120
15,000	PepsiCo, Inc.	960,600
17,500	Procter & Gamble Co.	1,076,075
29,000	Reynolds American, Inc.	1,020,800
16,000	The Coca-Cola Co.	1,088,160

		9,474,605

Consumer Services – 4.2%
22,000	Darden Restaurants, Inc.	1,117,600
13,000	McDonald’s Corp.	1,124,240

		2,241,840

Distribution Services – 2.0%
20,000	Genuine Parts Co.	1,063,200

Electronic Technology – 7.7%
50,000	Intel Corp.	1,116,500
32,500	Linear Technology Corp.	952,250
14,000	Lockheed Martin Corp.	1,060,220
29,000	Microchip Technology, Inc.	978,750

		4,107,720

Energy Minerals – 9.8%
25,500	Chevron Corp.	2,652,510
27,500	ConocoPhillips	1,979,725
6,000	Occidental Petroleum Corp.	589,080

		5,221,315

Finance – 11.7%
24,000	AFLAC, Inc.	1,105,440
22,500	Bank of Hawaii Corp.	1,008,225
5,500	BlackRock, Inc.	981,530
45,000	Federated Investors, Inc. Class B	961,650
27,500	JPMorgan Chase & Co.	1,112,375
58,500	Kimco Realty Corp.	1,113,255

		6,282,475

Health Services – 1.3%
27,500	Lincare Holdings, Inc.	703,725

Health Technology – 9.3%
20,000	Abbott Laboratories	1,026,400
20,000	Johnson & Johnson	1,295,800
32,500	Merck & Co., Inc.	1,109,225
80,000	Pfizer, Inc.	1,539,200

		4,970,625

Industrial Services – 1.6%
28,000	Waste Management, Inc.	881,720

Process Industries – 3.8%
12,500	PPG Industries, Inc.	1,052,500
30,000	Sonoco Products Co.	961,500

		2,014,000

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 5.9%
22,000	Eaton Corp.	$ 1,054,900
90,000	General Electric Co.	1,611,900
22,000	Pitney Bowes, Inc.	474,100

		3,140,900

Retail Trade – 2.8%
60,000	SUPERVALU, Inc.	516,000
28,000	The Home Depot, Inc.	978,040

		1,494,040

Technology Services – 5.7%
21,000	Automatic Data Processing, Inc.	1,081,290
40,000	Microsoft Corp.	1,096,000
31,000	Paychex, Inc.	875,130

		3,052,420

Utilities – 9.8%
22,000	Dominion Resources, Inc.	1,065,900
25,000	Exelon Corp.	1,101,750
18,500	NextEra Energy, Inc.	1,022,125
38,000	PPL Corp.	1,060,200
25,000	The Southern Co.	988,500

		5,238,475

TOTAL COMMON STOCKS		$52,272,740

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.2%
Repurchase Agreement – 2.2%
State Street Bank & Trust Co.
$ 1,157,000	0.010%	08/01/11	$ 1,157,000
Maturity Value: $1,157,001

TOTAL INVESTMENTS – 99.9%			$53,429,740

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			44,410
NET ASSETS – 100.0%			$53,474,150

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on July 29, 2011. This agreement was fully collateralized by $1,185,000 U.S. Treasury Bill, 0.000%, due 08/11/11 with a market value of $1,184,921.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$54,528,298
Gross unrealized gain	1,926,099
Gross unrealized loss	(3,024,657)
Net unrealized security loss	$(1,098,558)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – 95.5%
Commercial Services – 3.9%
4,900	FactSet Research Systems, Inc.	$ 451,241
16,700	FTI Consulting, Inc.*	606,043
13,400	Lender Processing Services, Inc.	252,322
8,800	The Brink’s Co.	262,592
18,100	The McGraw-Hill Cos., Inc.	752,960

		2,325,158

Communications* – 1.9%
16,400	SBA Communications Corp. Class A	625,988
27,100	TW Telecom, Inc.	535,225

		1,161,213

Consumer Durables* – 1.7%
14,100	Tempur-Pedic International, Inc.	1,015,341

Consumer Non-Durables – 3.4%
9,900	Coach, Inc.	639,144
27,400	Coca-Cola Enterprises, Inc.	770,214
9,100	The Clorox Co.	651,469

		2,060,827

Consumer Services – 7.7%
1,000	Chipotle Mexican Grill, Inc.*	324,580
27,100	DISH Network Corp. Class A*	802,973
24,700	Expedia, Inc.	782,743
28,900	Marriott International, Inc. Class A	939,250
1,200	Priceline.com, Inc.*	645,180
7,500	Wynn Resorts Ltd.	1,152,600

		4,647,326

Electronic Technology – 12.6%
68,400	Advanced Micro Devices, Inc.*	502,056
16,700	Altera Corp.	682,696
65,400	Cadence Design Systems, Inc.*	675,582
6,800	Dolby Laboratories, Inc. Class A*	288,048
5,800	FLIR Systems, Inc.	159,268
19,800	Harris Corp.	789,426
32,400	JDS Uniphase Corp.*	426,060
26,200	Juniper Networks, Inc.*	612,818
31,400	Linear Technology Corp.	920,020
15,000	Novellus Systems, Inc.*	465,600
37,000	NVIDIA Corp.*	511,710
32,400	ON Semiconductor Corp.*	281,556
18,000	Xilinx, Inc.	577,800
17,000	Zebra Technologies Corp. Class A*	680,000

		7,572,640

Energy Minerals – 7.6%
19,500	Arch Coal, Inc.	499,200
9,600	Cimarex Energy Co.	845,952
9,500	CONSOL Energy, Inc.	509,200
7,600	Continental Resources, Inc.*	521,284
45,100	SandRidge Energy, Inc.*	519,552
15,400	SM Energy Co.	1,160,390
4,500	Walter Energy, Inc.	551,565

		4,607,143

Finance – 7.9%
7,995	Eaton Vance Corp.	214,426
7,800	Federal Realty Investment Trust	681,252
51,200	Hertz Global Holdings, Inc.*	720,384
4,200	IntercontinentalExchange, Inc.*	517,860
7,600	Rayonier, Inc.	489,820
18,800	T. Rowe Price Group, Inc.	1,067,840
29,000	TD Ameritrade Holding Corp.	532,440
16,600	Verisk Analytics, Inc. Class A*	552,780

		4,776,802

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 3.1%
13,360	Cerner Corp.	$ 888,306
11,000	Laboratory Corporation of America Holdings	998,360

		1,886,666

Health Technology – 8.6%
11,000	Alexion Pharmaceuticals, Inc.*	624,800
6,540	Allergan, Inc.	531,767
11,080	C. R. Bard, Inc.	1,093,375
15,500	DENTSPLY International, Inc.	587,295
18,100	Hill-Rom Holdings, Inc.	674,949
11,500	Illumina, Inc.*	718,175
7,900	Life Technologies Corp.*	355,737
9,900	Varian Medical Systems, Inc.*	621,324

		5,207,422

Industrial Services – 2.2%
7,800	Core Laboratories NV	847,704
10,000	FMC Technologies, Inc.*	456,000

		1,303,704

Non-Energy Minerals – 1.8%
6,100	Cliffs Natural Resources, Inc.	547,902
29,400	Titanium Metals Corp.	523,026

		1,070,928

Process Industries – 6.6%
24,200	Crown Holdings, Inc.*	929,522
24,100	International Paper Co.	715,770
10,400	PPG Industries, Inc.	875,680
15,336	Sigma-Aldrich Corp.	1,029,046
5,700	The Sherwin-Williams Co.	439,869

		3,989,887

Producer Manufacturing – 8.0%
9,000	Avery Dennison Corp.	283,950
4,200	Cummins, Inc.	440,496
5,700	Dover Corp.	344,679
5,400	Joy Global, Inc.	507,168
11,600	Lincoln Electric Holdings, Inc.	396,952
25,900	Masco Corp.	273,245
10,550	Parker Hannifin Corp.	833,661
16,900	The Timken Co.	738,023
9,200	The Toro Co.	495,236
10,100	TRW Automotive Holdings Corp.*	509,747

		4,823,157

Retail Trade – 7.0%
3,800	AutoZone, Inc.*	1,084,710
21,900	Chico’s FAS, Inc.	330,471
4,000	Netflix, Inc.*	1,063,960
8,260	Nordstrom, Inc.	414,321
12,000	PetSmart, Inc.	516,240
21,100	Williams-Sonoma, Inc.	781,122

		4,190,824

Technology Services – 10.1%
14,100	Akamai Technologies, Inc.*	341,502
3,700	Alliance Data Systems Corp.*	363,858
13,300	Autodesk, Inc.*	457,520
22,700	BMC Software, Inc.*	981,094
15,500	MICROS Systems, Inc.*	759,035
14,400	Red Hat, Inc.*	605,952
17,900	Rovi Corp.*	948,163
10,200	Teradata Corp.*	560,592
18,400	VeriSign, Inc.	574,264
24,400	Western Union Co.	473,604

		6,065,584

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – 0.3%
5,600	Con-way, Inc.	$ 205,072

Utilities – 1.1%
35,300	CenterPoint Energy, Inc.	691,174

TOTAL COMMON STOCKS		$57,600,868

Exchange Traded Fund – 0.5%
5,400	iShares Russell Midcap Growth Index Fund	$ 320,868

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 4.8%
Repurchase Agreement – 4.8%
State Street Bank & Trust Co.
$ 2,864,000	0.010%	08/01/11	$ 2,864,000
Maturity Value: $2,864,002

TOTAL INVESTMENTS – 100.8%			$60,785,736

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(472,260)
NET ASSETS – 100.0%			$60,313,476

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 29, 2011. This agreement was fully collateralized by $2,925,000 U.S. Treasury Bill, 0.000%, due 08/11/11 with a market value of $2,924,804.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$49,204,176
Gross unrealized gain	13,210,134
Gross unrealized loss	(1,628,574)
Net unrealized security gain	$11,581,560

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 9.6%
Auto – 2.0%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$ 6,543,783
Citifinancial Auto Issuance Trust Series 2009-1, Class A2(a)
676,274	1.830	11/15/12	676,786
SMART Trust Series 2011-2USA, Class A2A(a)
6,700,000	1.220	11/14/13	6,699,531

			13,920,100

Commercial – 1.2%
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,645,984	6.462	03/15/31	5,742,183
Small Business Administration Series 2006-P10B, Class 1
2,125,727	5.681	08/10/16	2,325,002

			8,067,185

Credit Card – 0.6%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	4,035,105

Equipment(a) – 0.0%
CIT Equipment Collateral Series 2010-VT1A, Class A2
143,021	1.510	05/15/12	143,063

Home Equity – 3.2%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.440	05/25/34	1,800,000
Carrington Mortgage Loan Trust Series 2006-NC5, Class A1(b)
453,075	0.237	01/25/37	447,549
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,185,995	5.407	06/25/32	3,154,170
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,267,196	0.387	02/25/37	851,784
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,024,277	3.750	09/25/33	998,393
Equity One ABS, Inc. Series 2004-2, Class AF5
450,000	5.199	07/25/34	432,485
Lehman XS Trust Series 2005-1, Class 1A4(b)
867,477	0.527	07/25/35	703,793
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
655,752	4.814	11/25/35	613,776
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
1,125,000	5.140	11/25/35	937,833
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
2,001,573	3.400	03/25/33	1,995,885
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
3,971,280	5.490	10/25/33	3,159,550
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
742,115	8.850	03/25/25	730,577
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
772,752	8.480	09/25/30	763,686

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
SACO I Trust Series 2005-7 Class A(b)
$ 242,600	0.747%	09/25/35	$ 213,858
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
225,354	0.297	10/25/36	220,741
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
3,951,809	6.740	07/25/29	2,011,491
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
2,198,568	5.250	06/25/35	1,979,828
Terwin Mortgage Trust Series 2005-16HE, Class AF2
410,905	4.429	09/25/36	407,168
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
454,040	4.890	05/25/34	457,757

			21,880,324

Manufactured Housing – 1.9%
Green Tree Financial Corp. Series 1993-4, Class A5
1,398,840	7.050	01/15/19	1,423,158
Green Tree Financial Corp. Series 1995-5, Class M1(b)
569,903	7.650	09/15/26	590,336
Green Tree Financial Corp. Series 1996-4, Class A7(b)
882,377	7.900	06/15/27	909,222
Green Tree Financial Corp. Series 1996-6, Class A6
192,796	7.950	09/15/27	202,520
Green Tree Financial Corp. Series 1997-3, Class A6
74,125	7.320	03/15/28	81,601
Green Tree Financial Corp. Series 1998-3, Class A5
3,746,292	6.220	03/01/30	4,064,839
Green Tree Financial Corp. Series 1998-3, Class A6(b)
467,922	6.760	03/01/30	504,464
Lehman Manufactured Housing Contract Series 2001-B, Class A3
398,939	4.350	05/15/14	406,986
Mid-State Trust Series 11, Class A1
362,471	4.864	07/15/38	360,646
Newcastle Investment Trust Series 2011-MH1, Class A(a)
3,765,961	2.450	12/10/33	3,798,793
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
1,164,856	7.650	04/15/27	1,162,602

			13,505,167

Student Loans – 0.7%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
1,977,600	1.003	10/30/45	1,903,618
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,036,174

			4,939,792

TOTAL ASSET-BACKED SECURITIES			$66,490,736

Municipal Bond Obligations – 12.2%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$ 1,433,513

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Alaska – 0.1%
Providence Alaska Health System Direct Obligation Series 2005
$ 500,000	4.790%	10/01/11	$ 503,515

California – 2.8%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	3,996,840
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(c)
10,590,000	0.000	09/01/42	1,243,054
11,420,000	0.000	09/01/43	1,236,329
Industry California Sales Tax Revenue Bonds Taxable Series 2005 (NATL-RE)
3,045,000	5.000	01/01/13	3,125,479
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,183,000
San Francisco City & County Airports Commission Revenue Bonds Refunding Second Series C
3,000,000	5.000	05/01/17	3,366,450
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election 2008 B(c)
11,005,000	0.000	08/01/37	1,768,724
12,290,000	0.000	08/01/39	1,677,094

			19,596,970

District of Columbia – 0.8%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,445,800

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,126,140

Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,169,905

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,242,351
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,082,210

			2,324,561

Indiana – 0.9%
Indiana Bond Bank Revenue Bonds Taxable School Severance Funding Series 2006-11 (XLCA)
2,190,000	5.650	07/15/13	2,405,430
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	4,209,400

			6,614,830

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – 0.4%
Iowa Higher Education Loan Authority Revenue Bonds Refunding Private College Facility (Grinnell College Project)
$ 2,500,000	5.000%	12/01/19	$ 2,920,075

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series 2009 B
1,000,000	5.000	11/01/23	1,069,580

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,588,110

Missouri – 1.8%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,861,475
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,146,140
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series 2009 B
1,570,000	4.693	01/01/16	1,670,339
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,018,792
New Liberty Hospital District Revenue Bonds Build America Bonds Series 2010 B
1,345,000	5.704	12/01/19	1,468,054
St. Louis Package Revenue Bonds Series 2006 B (NATL-RE)
1,560,000	5.020	12/15/12	1,616,721

			12,781,521

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series 2010 C
2,525,000	5.100	07/01/21	2,633,222

New Jersey – 0.2%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,083,140

New York – 1.1%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,161,480
1,055,000	5.008	06/01/22	1,135,159
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,395,568

			7,692,207

Ohio – 0.7%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,506,400

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series 2009 C
$ 1,960,000	4.471%	03/01/19	$ 2,142,966

			4,649,366

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,349,410

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004 B (AGM)
710,000	4.960	07/15/14	762,931
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series 2006 A (AGM)
2,155,000	5.810	05/15/16	2,409,613

			3,172,544

South Carolina – 0.2%
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Taxable Series 2008 B
1,150,000	7.308	01/01/14	1,314,945

TOTAL MUNICIPAL BOND OBLIGATIONS			$84,469,354

Mortgage-Backed Obligations – 28.7%
Collateralized Mortgage Obligations – 24.8%
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
$ 4,235,143	6.000%	02/25/34	$ 4,451,457
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
2,829,708	5.500	11/25/20	2,711,075
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
606,793	6.000	04/25/36	575,775
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,351,730	5.362	11/25/35	2,384,219
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,070,515	5.750	01/25/34	1,106,337
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
1,233,357	5.500	11/25/33	1,263,403
Citicorp Mortgage Securities, Inc. Series 2004-2, Class A6
2,207,000	5.000	03/25/34	2,219,714
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
266,070	5.500	08/25/21	268,050
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
2,085,241	6.750	08/25/34	2,215,981
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,757,489	5.576	12/25/35	1,230,609
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
886,744	5.566	04/25/37	559,098
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
3,026,301	5.750	09/25/21	3,094,393

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
$ 544,953	5.500%	07/25/36	$ 494,236
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,127,396	5.250	09/25/19	1,147,247
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
859,641	4.750	12/25/18	868,307
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
333,788	6.500	08/25/32	330,886
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
845,163	6.000	07/25/37	673,866
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
2,577,397	5.500	08/25/33	2,779,741
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
1,225,988	4.750	01/25/19	1,256,240
Countrywide Home Loans Trust Series 2005-27, Class 2A1
3,311,003	5.500	12/25/35	2,966,742
Countrywide Home Loans Trust Series 2005-6, Class 2A1
797,095	5.500	04/25/35	734,253
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
1,093,864	5.250	07/25/33	1,118,017
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	8,719,110
FHLMC REMIC PAC Series 1579, Class PM
406,854	6.700	09/15/23	462,581
FHLMC REMIC PAC Series 2103, Class TE
343,933	6.000	12/15/28	368,537
FHLMC REMIC PAC Series 2110, Class PG
1,783,643	6.000	01/15/29	1,967,264
FHLMC REMIC PAC Series 2640, Class DR
945,187	4.000	08/15/17	956,085
FHLMC REMIC PAC Series 2716, Class DT
414,455	5.000	02/15/30	424,041
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,145,380
FHLMC REMIC PAC Series 2836, Class XQ
89,084	4.500	09/15/27	89,311
FHLMC REMIC PAC Series 2907, Class HC
715,374	5.000	06/15/27	720,289
FHLMC REMIC Series 2391, Class Z
4,396,549	6.000	12/15/31	4,898,701
FHLMC REMIC Series 2508, Class OY
1,088,582	4.500	10/15/17	1,153,361
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,896,367
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	849,024
FHLMC REMIC Series 2840, Class JL
927,154	4.500	06/15/23	954,461
FHLMC REMIC Series 2866, Class DH
2,473,435	4.000	09/15/34	2,625,881
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,320,849
FHLMC REMIC TAC Series 2658, Class A
978,086	4.500	08/15/18	1,045,696
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,411,526	6.000	01/25/35	1,405,085

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
$ 4,878,906	5.500%	05/25/35	$ 4,232,339
FNMA REMIC FNIC PAC Series 2001-45, Class WG
670,404	6.500	09/25/31	772,807
FNMA REMIC PAC Series 2003-1, Class PG
1,062,031	5.500	09/25/31	1,099,683
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,437,955
FNMA REMIC PAC Series 2003-14, Class AP
298,706	4.000	03/25/33	317,337
FNMA REMIC PAC Series 2004-53, Class NC
3,129,911	5.500	07/25/24	3,341,749
FNMA REMIC Series 2002-73, Class OE
3,439,031	5.000	11/25/17	3,725,975
FNMA REMIC Series 2002-82, Class XE
2,972,280	5.000	12/25/17	3,209,106
FNMA REMIC Series 2003-83, Class PG
679,556	5.000	06/25/23	738,345
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	586,700
FNMA Series 2003-W6, Class 2A32
431,976	6.500	09/25/42	495,440
GNMA Series 1998-12, Class EB
641,097	6.500	05/20/28	665,261
Impac CMB Trust Series 2004-4, Class 1A1(b)
3,305,180	0.827	09/25/34	2,455,091
Impac CMB Trust Series 2004-4, Class 2A2
5,216,963	5.066	09/25/34	5,118,034
Impac Secured Assets Corp. Series 2004-2, Class A6
1,442,822	5.111	08/25/34	1,401,090
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
3,055,378	6.000	03/25/36	2,506,565
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
5,000,000	5.500	01/25/36	4,871,870
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	5.866	04/25/37	862,605
Master Alternative Loans Trust Series 2004-4, Class 1A1
620,396	5.500	05/25/34	635,612
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,328,699	6.500	05/25/34	2,415,655
Master Asset Securitization Trust Series 2003-10, Class 3A1
565,153	5.500	11/25/33	586,494
Master Asset Securitization Trust Series 2003-7, Class 1A1
1,013,818	5.500	09/25/33	1,049,750
Master Asset Securitization Trust Series 2004-3, Class 5A1
112,902	6.250	01/25/32	114,043
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
441,428	5.250	08/25/36	447,268
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,675,574	5.587	11/25/35	3,538,037
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
3,572,808	6.000	08/25/37	3,091,079
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
3,903,748	5.873	11/25/21	3,420,144

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
$ 319,063	5.329%	07/25/35	$ 310,856
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
2,544,565	4.750	04/25/33	2,567,604
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,428,301	5.750	02/25/34	4,463,094
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
717,333	0.687	07/25/35	567,894
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
1,515,084	6.000	07/25/32	1,515,912
Residential Asset Securitization Trust Series 2004-A6, Class A1
3,106,850	5.000	08/25/19	3,100,167
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
694,369	6.000	05/25/33	722,598
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
464,918	5.000	05/25/18	482,738
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
1,246,229	5.500	11/25/35	1,176,208
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
2,743,695	5.750	12/25/35	2,572,110
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
2,475,519	5.500	12/25/21	2,535,176
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
1,005,460	0.496	11/20/34	898,381
Structured Asset Securities Corp. Series 2003-20, Class 1A1
2,929,460	5.500	07/25/33	3,019,172
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,238,144	2.560	10/25/33	1,115,799
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,819,225	2.576	11/25/33	1,714,458
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
3,159,578	5.710	06/25/34	3,051,845
Structured Asset Securities Corp. Series 2005-6, Class 5A2
572,462	5.000	05/25/35	571,265
Structured Asset Securities Corp. Series 2005-6, Class 5A4
488,848	5.000	05/25/35	480,795
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
2,327,616	5.500	06/25/20	2,280,642
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
648,938	5.000	06/25/18	671,974
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
410,233	5.250	01/25/20	427,412
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,233,393	5.049	09/25/35	1,138,270
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	202,048

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
$ 1,000,000	5.250%	03/25/37	$ 954,780
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
3,755,385	2.501	02/15/44	3,844,911
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
5,400,000	1.607	06/15/44	5,399,887

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$172,373,699

Commercial Mortgage Obligations – 1.3%
GNMA Series 2003-16, Class B
$ 3,463,478	4.490%	08/16/25	$ 3,621,098
GNMA Series 2003-38, Class JC(b)
92,786	7.651	08/16/42	104,420
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,253,399

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS			$ 8,978,917

Mortgage-Backed Pass-Through Obligations – 2.6%
FHLMC
$ 54,237	8.500%	02/01/19	$ 59,309
101,010	8.500	03/01/21	113,718
603,591	7.000	05/01/26	697,789
36,843	7.000	10/01/30	42,791
87,863	7.500	12/01/30	102,777
155,084	7.500	01/01/31	181,406
308,091	7.000	08/01/31	358,158
3,839,689	5.000	05/01/33	4,118,710
667,191	2.501(b)	05/01/34	702,997
1,370,556	5.214(b)	01/01/36	1,466,729
FNMA
47,060	6.000	12/01/13	49,141
24,365	6.500	07/01/14	27,070
49,234	9.000	11/01/21	55,547
81,851	9.000	02/01/25	96,201
16,847	6.500	03/01/26	19,223
29,517	8.000	07/01/28	34,599
123,334	6.500	10/01/28	140,730
70,865	2.455(b)	12/01/28	71,673
55,338	6.500	01/01/29	63,144
78,535	6.000	07/01/29	87,449
102,937	7.500	09/01/29	120,806
74,928	7.000	03/01/31	86,895
34,119	7.500	03/01/31	40,089
193,788	7.000	11/01/31	224,773
320,513	7.000	01/01/32	371,759
985,636	6.000	12/01/32	1,097,515
236,349	5.330(b)	02/01/33	252,399
1,265,942	5.000	07/01/33	1,358,725
626,517	5.244(b)	10/01/34	658,878
1,490,800	5.080(b)	02/01/35	1,597,838
GNMA
207,081	8.000	02/15/22	243,252
82,771	7.500	08/20/25	96,620
372,783	7.500	07/20/26	435,181
427,981	6.500	04/15/31	490,905
296,941	6.500	05/15/31	340,598

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA (continued)
$ 1,717,564	5.500%	04/15/33	$ 1,911,447

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS			$ 17,816,841

TOTAL MORTGAGE-BACKED OBLIGATIONS			$199,169,457

Corporate Obligations – 29.0%
Aerospace/Defense – 0.8%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$ 1,083,901
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,248,741
United Technologies Corp.
2,000,000	5.700	04/15/40	2,252,676

			5,585,318

Beverages – 0.7%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,742,528
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,742,225

			4,484,753

Cable TV – 0.8%
Comcast Corp.
1,500,000	5.700	07/01/19	1,717,018
1,250,000	6.400	05/15/38	1,380,884
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	2,190,990

			5,288,892

Chemicals – 0.4%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,060,701
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	1,971,928

			3,032,629

Commercial Banks – 2.2%
Barclays Bank PLC
2,000,000	5.125	01/08/20	2,053,912
Credit Suisse AG
3,000,000	5.400	01/14/20	3,089,475
Credit Suisse New York
1,500,000	5.000	05/15/13	1,596,285
KeyBank NA
2,540,000	5.800	07/01/14	2,806,268
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,163,254
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,361,600

			15,070,794

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Communications Equipment – 0.4%
Cisco Systems, Inc.
$ 2,500,000	4.450%	01/15/20	$ 2,688,878

Computers – 0.3%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	2,030,488

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	1,994,896

Diversified Manufacturing – 1.0%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,595,500
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,202,516
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	1,977,598

			6,775,614

Electric – 2.4%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,076,494
Connecticut Light & Power Co.
415,000	5.650	05/01/18	477,494
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,748,716
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,596,358
PacifiCorp
2,400,000	5.650	07/15/18	2,795,779
2,000,000	3.850	06/15/21	2,057,320
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,822,687
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,291,456

			16,866,304

Financial – 8.1%
Bank of America Corp.
2,000,000	3.750	07/12/16	2,008,214
Bank One Corp.
1,000,000	8.530	03/01/19	1,259,734
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,090,990
Blackstone Holdings Finance Co. LLC(a)
3,000,000	5.875	03/15/21	3,082,263
Citigroup, Inc.
2,750,000	6.010	01/15/15	3,058,649
Equitable Life Assurance Society of the United States(a)
6,220,000	7.700	12/01/15	7,203,923
General Electric Capital Corp.
2,000,000	2.950	05/09/16	2,035,828
Jefferies Group, Inc.
1,600,000	3.875	11/09/15	1,641,536
Merrill Lynch & Co., Inc.
2,250,000	6.400	08/28/17	2,485,064
1,270,000	6.875	04/25/18	1,421,183
Metropolitan Life Insurance Co.(a)
6,770,000	7.700	11/01/15	8,047,215

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Morgan Stanley & Co.
$ 2,600,000	6.625%	04/01/18	$ 2,893,725
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,783,100
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,494,600
Scottrade Financial Services, Inc.(a)
3,300,000	6.125	07/11/21	3,366,766
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	2,603,250
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,930,218
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,049,293

			56,455,551

Food – 0.2%
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,208,668

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,048,565

Health Technology – 0.3%
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	1,958,600

Industrial – 0.3%
Receipts on Corporate Securities Trust NSC-1998-1
1,889,148	6.375	05/15/17	1,971,949

Insurance – 1.2%
Aegon NV
2,650,000	4.625	12/01/15	2,821,460
American International Group, Inc.
1,000,000	3.650	01/15/14	1,029,534
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,263,628
2,100,000	5.000	06/01/21	2,148,479

			8,263,101

Metals & Mining – 0.6%
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,074,178
Teck Resources Ltd.
1,000,000	3.150	01/15/17	1,029,405

			4,103,583

Multimedia – 0.6%
CBS Corp.
2,600,000	8.200	05/15/14	3,052,821
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,047,525

			4,100,346

Office/Business Equip – 0.5%
Xerox Corp.
3,000,000	4.250	02/15/15	3,230,421

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – 1.7%
Apache Corp.
$ 1,360,000	7.375%	08/15/47	$ 1,763,998
BP Capital Markets PLC
3,530,000	3.875	03/10/15	3,798,704
Tosco Corp.
2,095,000	8.125	02/15/30	2,814,004
Valero Energy Corp.
2,980,000	6.125	06/15/17	3,453,444

			11,830,150

Real Estate – 1.7%
AMB Property LP
2,000,000	6.125	12/01/16	2,223,466
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,376,024
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,088,854
Simon Property Group LP
1,000,000	6.750	05/15/14	1,133,757
2,000,000	4.200	02/01/15	2,151,438
Ventas Realty LP / Ventas Capital Corp.
3,000,000	4.750	06/01/21	3,046,149

			12,019,688

Retail – 0.2%
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,474,385

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,092,137

Telecommunications – 0.7%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,388,565
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,647,767

			5,036,332

Utilities – 1.2%
GTE Corp.
5,310,000	6.840	04/15/18	6,324,714
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,323,540

			8,648,254

Yankee – 1.7%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	839,521
955,000	5.250	12/15/15	1,098,034
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,388,499
Swiss Bank Corp.
7,335,000	7.375	06/15/17	8,663,977

			11,990,031

TOTAL CORPORATE OBLIGATIONS			$201,250,327

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – 14.6%
FFCB
$ 5,000,000	2.625%	04/17/14	$ 5,248,175
6,135,000	4.500	05/06/14	6,756,733
2,860,000	5.190	04/22/21	3,312,947
FHLB
5,000,000	1.750	08/22/12	5,073,200
5,000,000	4.500	09/16/13	5,419,810
7,000,000	3.625	10/18/13	7,468,986
2,050,000	5.625	06/13/16	2,297,285
2,650,000	7.125	02/15/30	3,524,137
FHLMC
5,000,000	1.625	04/15/13	5,101,175
25,610	6.000	12/01/13	27,829
6,750,000	1.000	07/30/14	6,787,597
2,860,000	2.875	02/09/15	3,038,604
2,500,000	5.000	02/16/17	2,901,058
6,500,000	5.500	08/23/17	7,762,235
3,000,000	4.875	06/13/18	3,472,038
FNMA
5,000,000	1.750	02/22/13	5,101,265
3,000,000	1.750	05/07/13	3,066,144
4,500,000	5.000	02/13/17	5,228,312
3,000,000	5.000	05/11/17	3,493,692
6,000,000	5.375	06/12/17	7,101,264
2,000,000	5.375	04/11/22	2,061,968
Tennessee Valley Authority
2,456,999	4.929	01/15/21	2,709,701
1,485,096	5.131	01/15/21	1,642,888
2,500,000	5.880	04/01/36	2,971,330

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$101,568,373

Government Guarantee Obligations(d) – 0.5%
Oriental Bank & Trust
$ 3,000,000	2.750%	03/16/12	$ 3,045,741

U.S. Treasury Obligations – 1.9%
United States Treasury Bonds
$ 5,000,000	4.500%	02/15/36	$ 5,378,905
3,000,000	3.500	02/15/39	2,695,314
United States Treasury Notes
5,000,000	2.750	11/30/16	5,321,875

TOTAL U.S. TREASURY OBLIGATIONS			$ 13,396,094

Shares	Description	Rate	Value
Investment Company – 0.7%
506,527	Vanguard Long-Term Investment Grade Fund Admiral Shares	5.380%	$ 4,943,706

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 3.1%
Repurchase Agreement – 3.1%
State Street Bank & Trust Co.
$21,608,000	0.010%	08/01/11	$ 21,608,000
Maturity Value: $21,608,018

TOTAL INVESTMENTS – 100.3%			$695,941,788

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(1,933,860)

NET ASSETS – 100.0%			$694,007,928

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $49,245,489, which represents approximately 7.1% of net assets as of July 31, 2011.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Repurchase agreement was entered into on July 29, 2011. This agreement was fully collateralized by $22,045,000 U.S. Treasury Bill, 0.000%, due 08/11/11 with a market value of $22,043,523.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$648,032,187
Gross unrealized gain	54,880,123
Gross unrealized loss	(6,970,522)
Net unrealized security gain	$47,909,601

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 1.6%
Commercial – 0.7%
Small Business Administration Series 2006-P10B, Class 1
$ 850,291	5.681%	08/10/16	$ 930,001

Home Equity(a) – 0.9%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.637	04/25/34	640,320
Lehman XS Trust Series 2005-7N, Class 1A1A
327,126	0.457	12/25/35	222,895
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
295,461	0.887	07/25/34	254,185

			1,117,400

TOTAL ASSET-BACKED SECURITIES			$ 2,047,401

Mortgage-Backed Obligations – 23.0%
Collateralized Mortgage Obligations – 19.0%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 204,248	6.000%	10/25/33	$ 210,949
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
350,720	5.010	10/25/34	350,857
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
461,850	6.000	02/25/34	485,439
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
84,477	4.949	09/20/34	84,416
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
478,866	5.500	11/25/33	490,532
Citicorp Mortgage Securities, Inc. Series 2004-3, Class A11
3,303	5.250	05/25/34	3,297
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
135,481	4.750	08/25/34	140,535
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
256,577	2.852	09/25/34	238,486
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
822,522	5.250	12/25/33	832,315
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
460,689	5.375	01/25/35	458,221
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
514,972	4.750	12/25/18	520,163
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
126,089	5.500	08/25/33	135,988
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
348,157	5.000	02/25/18	354,597
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
418,458	2.789	11/19/33	401,506
FHLMC REMIC PAC Series 023, Class PK
371,168	6.000	11/25/23	397,648
FHLMC REMIC PAC Series 041, Class F
61,853	10.000	05/15/20	69,330
FHLMC REMIC PAC Series 159, Class H
27,093	4.500	09/15/21	28,338
FHLMC REMIC PAC Series 2022, Class PE
85,248	6.500	01/15/28	98,066
FHLMC REMIC PAC Series 2109, Class PE
249,023	6.000	12/15/28	274,948

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2345, Class PQ
$ 35,336	6.500%	08/15/16	$ 37,417
FHLMC REMIC PAC Series 2522, Class PE
233,244	5.500	03/15/22	241,027
FHLMC REMIC PAC Series 2524, Class PD
199,895	5.500	12/15/31	208,012
FHLMC REMIC PAC Series 2594, Class OR
20,462	4.250	06/15/32	20,556
FHLMC REMIC PAC Series 2668, Class OE
441,305	5.000	10/15/28	447,747
FHLMC REMIC PAC Series 2760, Class EC
1,000,000	4.500	04/15/17	1,023,551
FHLMC REMIC PAC Series 2836, Class PX
639,547	4.000	05/15/18	664,321
FHLMC REMIC PAC Series 3028, Class MC
1,189,948	5.000	06/15/29	1,210,807
FHLMC REMIC PAC Series 3059, Class CD
945,000	5.000	04/15/31	1,001,165
FHLMC REMIC PAC Series 3117, Class PC
478,007	5.000	06/15/31	498,503
FHLMC REMIC Series 2534, Class HB
180,887	5.000	10/15/16	181,687
FHLMC REMIC Series 2584, Class LX
27,130	5.500	12/15/13	27,292
FHLMC REMIC Series 2642, Class DA
400,676	5.000	05/15/22	417,582
FHLMC REMIC Series 2664, Class MA
236,333	5.000	04/15/30	240,251
FHLMC REMIC Series 2830, Class DA
328,684	5.000	07/15/19	341,014
FHLMC REMIC Series 2972, Class CA
409,527	4.500	05/15/20	436,088
FHLMC REMIC Series 3131, Class BA
196,847	5.500	11/15/24	207,732
FHLMC REMIC Series 3146, Class GA
225,218	5.500	11/15/24	238,363
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
31,332	0.000	06/25/22	29,473
FNMA REMIC PAC Series 1992-129, Class L
183,500	6.000	07/25/22	204,538
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(c)
7,403	0.000	10/25/22	7,376
FNMA REMIC PAC Series 1998-36, Class J
79,526	6.000	07/18/28	85,542
FNMA REMIC PAC Series 2001-71, Class MB
201,410	6.000	12/25/16	217,127
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	637,168
FNMA REMIC PAC Series 2003-14, Class AP
401,622	4.000	03/25/33	426,672
FNMA REMIC Series 1991-137, Class H
81,522	7.000	10/25/21	92,375
FNMA REMIC Series 1993-182, Class FA(a)
30,274	2.290	09/25/23	31,719
FNMA REMIC Series 2003-33, Class LD
1,070,286	4.250	09/25/22	1,103,542
FNMA Series 2003-W17, Class 1A6
70,414	5.310	08/25/33	73,825
GNMA Series 1998-12, Class EB
160,274	6.500	05/20/28	166,315

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA Series 2001-53, Class F(a)
$ 27,549	0.536%	10/20/31	$ 27,544
GSR Mortgage Loan Trust Series 2003-6F, Class A1
309,235	3.000	09/25/32	305,088
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
854,765	5.500	03/25/19	887,270
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	2.803	01/25/36	731,878
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
407,658	4.145	10/25/34	377,043
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
689,160	2.796	04/21/34	660,624
Master Asset Securitization Trust Series 2003-6, Class 9A1
22,364	4.250	07/25/33	22,337
Master Asset Securitization Trust Series 2004-3, Class 5A1
53,690	6.250	01/25/32	54,232
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
93,360	3.671	09/25/34	85,437
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
370,825	4.750	04/25/34	372,200
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
124,963	5.000	05/25/18	128,063
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
180,601	5.000	05/25/18	187,523
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
23,555	6.250	12/25/23	24,537
Sequoia Mortgage Trust Series 10, Class 1A(a)
183,277	0.986	10/20/27	167,349
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
329,527	0.846	06/20/33	286,181
Structured Asset Securities Corp. Series 2003-20, Class 1A1
765,654	5.500	07/25/33	789,102
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,123,210	2.560	10/25/33	1,012,223
Vendee Mortgage Trust Series 1996-2, Class 1Z
220,712	6.750	06/15/26	257,662
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
988,378	5.000	05/25/18	1,015,738
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
717,926	5.750	09/25/18	742,003
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
116,809	5.000	06/25/18	120,955

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 24,349,407

Commercial Mortgage Obligations – 1.2%
GNMA Series 2004-20, Class C
$ 319,974	4.430%	04/16/34	$ 324,921
GNMA Series 2004-60, Class C(a)
1,150,000	5.240	03/16/28	1,208,282

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS			$ 1,533,203

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – 2.8%
FHLMC
$ 94,321	5.500%	08/01/17	$ 102,021
224,689	5.500	09/01/21	243,311
79,216	6.000	10/01/23	87,194
340,395	5.000	05/01/27	365,324
FNMA
34,692	6.500	09/01/13	36,245
112,222	10.500	11/01/15	121,429
85,473	6.000	07/01/16	92,886
391,999	5.500	05/01/19	425,529
391,377	5.500	06/01/20	424,854
4,170	4.195(a)	08/01/23	4,336
3,307	9.000	07/01/24	3,325
8,386	2.455(a)	12/01/28	8,482
58,724	7.000	11/01/31	68,113
634,672	6.000	07/01/33	706,714
544,041	2.592(a)	02/01/34	571,232
292,141	5.244(a)	10/01/34	307,230
GNMA
7,722	8.000	07/15/17	7,864
397	2.125(a)	11/20/24	409
971	3.000(a)	12/20/24	1,005
14,896	3.375(a)	04/20/26	15,449
13,821	2.625(a)	08/20/26	14,369
15,698	2.375(a)	01/20/28	16,244

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS			$ 3,623,565

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 29,506,175

Government Guarantee Obligations(d) – 5.8%
GMAC, Inc.
$ 1,000,000	2.200%	12/19/12	$ 1,025,208
JPMorgan Chase & Co.
800,000	3.125	12/01/11	807,881
Keybank National Association
400,000	3.200	06/15/12	410,228
Morgan Stanley & Co.
750,000	2.250	03/13/12	759,189
Regions Bank
1,000,000	3.250	12/09/11	1,010,817
U.S. Bancorp
750,000	2.250	03/13/12	759,434
1,000,000	1.800	05/15/12	1,012,206
U.S. Central Credit Union
900,000	1.900	10/19/12	916,714
Wells Fargo & Co.
800,000	3.000	12/09/11	807,996

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 7,509,673

U.S. Government Agency Obligations – 50.8%
FFCB
$ 1,000,000	3.875%	10/07/13	$ 1,071,215
2,600,000	2.625	04/17/14	2,729,051
1,170,000	3.000	09/22/14	1,245,652
150,000	4.700	08/10/15	169,963
250,000	7.000	09/01/15	304,652
500,000	6.125	12/29/15	599,973
FHLB
1,250,000	4.750	12/09/11	1,269,748

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLB (continued)
$ 1,000,000	3.500%	03/08/13	$ 1,049,479
1,500,000	5.125	08/14/13	1,642,059
1,000,000	3.625	10/18/13	1,066,998
1,300,000	1.375	05/28/14	1,323,053
1,560,000	5.250	06/18/14	1,761,419
1,000,000	5.250	09/12/14	1,133,037
1,000,000	1.750	10/14/15	1,003,190
2,500,000	5.000	12/21/15	2,875,685
1,000,000	4.000	03/04/16	1,040,458
FHLMC
1,575,000	2.125	09/21/12	1,606,401
1,500,000	4.625	10/25/12	1,578,945
1,800,000	1.625	04/15/13	1,836,423
1,500,000	4.000	06/12/13	1,592,517
2,000,000	4.500	07/15/13	2,157,826
1,560,000	2.500	01/07/14	1,630,409
1,600,000	2.500	04/23/14	1,676,317
790,000	5.000	07/15/14	886,013
1,000,000	4.500	01/15/15	1,117,963
1,200,000	2.875	02/09/15	1,274,939
2,600,000	1.750	09/10/15	2,647,936
1,300,000	5.300	12/01/15	1,509,585
1,500,000	1.000	08/26/16	1,500,592
FNMA
1,000,000	6.125	03/15/12	1,035,758
2,000,000	3.625	02/12/13	2,096,154
1,500,000	4.375	03/15/13	1,595,658
1,200,000	0.875	03/21/14	1,201,304
1,600,000	2.500	05/15/14	1,675,190
2,000,000	3.000	09/16/14	2,133,984
1,250,000	4.625	10/15/14	1,396,966
2,000,000	2.625	11/20/14	2,110,994
1,800,000	5.000	04/15/15	2,055,947
1,250,000	2.375	07/28/15	1,307,631
1,000,000	4.375	10/15/15	1,123,266
2,000,000	1.625	10/26/15	2,024,016
1,800,000	5.000	03/15/16	2,081,642
1,250,000	2.250	06/06/16	1,263,693
Tennessee Valley Authority
900,000	6.790	05/23/12	946,812

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 65,350,513

U.S. Treasury Obligations – 12.5%
United States Treasury Inflation Protected Securities
$ 1,256,560	3.000%	07/15/12	$ 1,304,958
1,222,740	2.000	01/15/14	1,326,387
1,198,590	2.000	07/15/14	1,318,168
United States Treasury Notes
435,000	4.500	04/30/12	448,764
1,800,000	1.375	09/15/12	1,821,656
2,400,000	1.375	11/15/12	2,433,561
1,200,000	1.750	04/15/13	1,228,776
1,200,000	1.750	03/31/14	1,240,406
1,700,000	2.375	10/31/14	1,793,898
1,200,000	2.250	01/31/15	1,262,626
1,800,000	2.125	05/31/15	1,885,644

TOTAL U.S. TREASURY OBLIGATIONS			$ 16,064,844

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 5.6%
Repurchase Agreement – 5.6%
State Street Bank & Trust Co.
$ 7,138,000	0.010%	08/01/11	$ 7,138,000
Maturity Value: $7,138,006

TOTAL INVESTMENTS – 99.3%			$127,616,606

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			895,319

NET ASSETS – 100.0%			$128,511,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2011.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $254,185, which represents approximately 0.2% of net assets as of July 31, 2011.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Repurchase agreement was entered into on July 29, 2011. This agreement was fully collateralized by $7,285,000 U.S. Treasury Bill, 0.000%, due 08/11/11 with a market value of $7,284,512.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$123,918,752
Gross unrealized gain	4,896,243
Gross unrealized loss	(1,198,389)
Net unrealized security gain	$3,697,854

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.0%
Alabama – 0.6%
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Children’s Hospital) Series B (AMBAC) (A/A2)
$ 1,005,000	5.000%	06/01/16	$ 1,051,331
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA+/Aa3)
65,000	4.500	07/01/23	66,230

			1,117,561

Alaska – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,087,842

Arizona – 9.3%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	716,086
750,000	4.750	01/01/22	758,790
1,000,000	5.000	01/01/25	1,012,970
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	2,972,924
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
2,000,000	5.000	07/01/14	2,161,160
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,455,435
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,322,172
Pinal County AZ Unified School District No. 1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	965,384
335,000	5.000	07/01/18	373,873
350,000	5.000	07/01/19	383,320
1,100,000	5.125	07/01/22	1,174,723
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa1)
1,070,000	5.000	08/01/27	1,078,817
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,082,210
500,000	5.000	07/01/20	535,585
1,000,000	5.000	07/01/21	1,064,050

			17,057,499

Arkansas – 0.3%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
535,000	5.480	09/01/17	564,837

California – 6.4%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series 2011 B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,034,470
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
1,500,000	0.000	07/01/27	559,935
California Educational Facilities Authority Revenue Bonds for Loyola Marymount University Series 2010 A (NR/A2)
500,000	5.125	10/01/40	486,320

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Long Beach CA Pension Obligation Revenue Bonds Series A (AA+/Aa3)
$ 100,000	4.960%	09/01/11	$ 100,278
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA+/Aa2)(a)
3,855,000	0.000	08/01/26	1,565,785
Port Oakland CA Revenue Bonds Series C (A-/A3)
600,000	5.000	11/01/16	670,770
Poway Unified School District GO Bonds Election of 2008 Improvement Series 2009-07-1-A (AA-/Aa2)(a)
1,355,000	0.000	08/01/25	597,284
Sacramento County CA Airport System Revenue Bonds (A/A2)
1,000,000	5.000	07/01/27	1,027,460
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA+/Aa2)(a)
2,000,000	0.000	08/01/24	949,020
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	2,251,230
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (AA/Aa1)(a)
880,000	0.000	09/01/23	462,915
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (A/Baa1)
800,000	5.250	02/01/23	881,336
St. Helena CA Unified School District GO Bonds (Capital Appreciation) Election of 2010 Series 2011 B (AA+/NR)(a)
1,445,000	0.000	08/01/27	577,249
Yuba CA Community College District GO Bonds Election of 2006 Series 2011 C (NR/Aa2)
500,000	5.250	08/01/47	487,375

			11,651,427

Colorado – 1.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,011,330
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	947,070
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
430,000	4.350	11/01/19	439,340
450,000	4.600	11/01/20	464,773
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa1)
250,000	4.500	12/01/23	255,330

			3,117,843

District of Columbia – 0.7%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,189,943

Florida – 10.7%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	912,581
Broward County FL Airport System Revenue Bonds (Refunding) Series O (A+/A1)
1,395,000	5.375	10/01/29	1,451,414
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,083,100

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aa1)
$ 50,000	5.500%	07/01/21	$ 59,279
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,520,220
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A-/A2)
1,000,000	5.000	10/01/22	1,061,830
1,000,000	5.250	10/01/23	1,067,350
1,000,000	5.500	10/01/25	1,073,560
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	756,487
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,097,700
Miami-Dade County FL GO Bonds (Refunding - Seaport) Series 2011 C (AA-/Aa2)
4,000,000	4.500	10/01/19	4,349,760
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA+/Aa3)
1,805,000	4.000	04/01/18	1,908,715
1,260,000	4.000	04/01/19	1,312,290
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2007 A (NATL-RE) (A+/A1)
1,125,000	5.000	10/01/17	1,266,165
Osceola County FL School Board Certificates of Participation Series A (FGIC) (A/Aa3)
465,000	5.000	06/01/15	499,266
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	216,500

			19,636,217

Georgia – 0.4%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (NATL-RE) (BBB/Baa1)
90,000	6.100	10/01/19	110,769
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (BBB/Aa2)
55,000	5.500	08/01/23	65,243
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	498,920

			674,932

Illinois – 14.5%
Chicago IL GO Bonds (Project & Refunding) Series A (AGM) (AA+/Aa3)
1,500,000	5.000	01/01/28	1,507,590
Chicago IL Metropolitan Water Reclamation District Greater Chicago GO Bonds (Refunding) Series C (AAA/Aaa)
500,000	5.250	12/01/26	586,170
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (FGIC) (BBB/Aa2)
1,000,000	5.250	12/01/18	1,079,320
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series 2009 B (Assured Guaranty) (AA+/Aa3)
300,000	6.400	12/01/28	321,960

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
De Kalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
$ 1,500,000	0.000%	01/01/20	$ 1,026,570
Dekalb Kane & Lasalle Counties Community College District No 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	471,457
400,000	5.000	02/01/23	413,128
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (BBB+/Baa1)
2,000,000	5.250	12/01/22	2,085,020
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	478,427
490,000	4.900	01/01/27	497,066
1,625,000	5.000	01/01/30	1,631,565
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	329,256
405,000	4.000	12/01/18	416,125
420,000	4.250	12/01/19	431,252
440,000	4.500	12/01/20	453,160
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,215,699
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa2)
100,000	5.250	04/01/22	101,656
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa2)
650,000	5.125	04/01/19	674,999
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series 2011 A (A+/NR)
1,000,000	5.375	08/15/26	1,005,760
Illinois Housing Development Authority Revenue Bonds Homeowner Mortgage Series C-1 (AA/Aa3)
235,000	3.700	02/01/13	239,529
Illinois State GO Bonds (A+/A1)
1,000,000	4.000	04/01/19	1,008,110
Illinois State GO Bonds (First Series) (NATL-RE) (A+/A1)
2,000,000	5.500	08/01/17	2,288,960
Illinois State GO Bonds Series A (A+/A1)
2,000,000	5.000	03/01/17	2,124,540
Macon & De Witt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/WR)
435,000	6.150	12/01/12	458,995
Northern IL Municipal Power Agency Project Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,750,000	5.000	01/01/42	1,606,973
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (AGM) (AA+/NR)(a)
540,000	0.000	04/01/18	428,846
Regional Transportation Authority IL Revenue Bonds Series A (NATL-RE) (AA/Aa3)
2,345,000	6.000	07/01/29	2,683,501
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
1,000,000	5.000	10/01/20	1,036,380

			26,602,014

Indiana – 5.2%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	682,818
615,000	5.000	11/01/16	704,095

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
$ 250,000	4.930%	02/01/17	$ 265,035
675,000	6.050	02/01/23	705,935
3,000,000	6.860	02/01/29	3,175,170
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	411,048
120,000	5.000	08/01/14	131,587
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding-University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,197,932
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	999,930
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	545,153
Indianapolis IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (AA/Baa1)
920,000	3.000	01/15/26	774,530

			9,593,233

Iowa – 0.1%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
115,000	4.300	07/01/16	116,301

Kansas – 0.5%
Junction City KS GO Bonds (Refunding) Series 2011 A (A-/NR)
710,000	5.000	09/01/18	817,018
Neosho County KS Sales Tax Revenue Bonds (NATL-RE) (ETM) (NR/WR)
55,000	5.500	08/15/11	55,079

			872,097

Kentucky – 1.6%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,000,000	5.000	02/01/23	1,030,700
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	1,983,923

			3,014,623

Louisiana – 4.6%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,137,200
Louisiana Public Facilities Authority Revenue Bonds Nineteenth Judicial District Court Series 2007 (NATL-RE) (FGIC) (BBB/A2)
1,000,000	5.000	06/01/16	1,111,070
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,128,545
1,245,000	5.000	02/01/30	1,143,508

			8,520,323

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – 4.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
$ 1,860,000	5.100%	01/01/25	$ 1,889,146
Massachusetts State Devlopment Finance Agency Revenue Bonds (Refunding - Umass Memorial Medical Center, Inc.) Series H (A-/Baa1)
3,200,000	5.000	07/01/21	3,295,680
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (A-/Baa1)
960,000	5.000	07/01/20	998,458
1,415,000	5.000	07/01/21	1,453,856
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA+/Aa1)
60,000	6.500	07/15/19	73,421

			7,710,561

Michigan – 5.0%
Grand Valley MI State University Revenue Bonds (FGIC) (A+/NR)
1,500,000	5.300	12/01/24	1,603,035
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (A+/WR)
1,080,000	5.500	02/01/18	1,185,991
Ingham County MI GO Bonds Series 1998 (AGM) (AA+/Aa3)
265,000	5.125	11/01/12	274,649
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (NATL-RE) (BBB/Baa1)
355,000	5.000	11/15/12	356,065
Michigan State Building Authority Revenue Bonds (Refunding) Facilities Program Series 2011 I-A (A+/Aa3)
3,000,000	5.200	10/15/31	3,032,910
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (Go of Authority) (AA/NR)
690,000	4.500	10/01/19	705,097
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non-AMT) Series A (Go of Authority) (AAA/NR)
2,000,000	4.750	12/01/25	1,976,140

			9,133,887

Minnesota – 0.9%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
575,000	3.800	07/01/17	590,623
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (A+/A1)
1,000,000	5.000	11/15/19	1,113,090

			1,703,713

Missouri – 0.7%
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	101,876
125,000	0.000	02/01/15	111,836
305,000	0.000	02/01/17	246,547
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	277,670
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	494,130

			1,232,059

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Montana – 0.2%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
$ 185,000	4.350%	06/01/16	$ 186,837
195,000	4.350	12/01/16	196,936

			383,773

Nebraska – 1.1%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	542,805
Nebraska Investment Finance Authority Revenue Bonds Series F (GNMA/FNMA/FHLMC) (AAA/NR)
110,000	4.300	09/01/14	113,224
145,000	4.350	03/01/15	147,398
95,000	4.350	09/01/15	96,810
20,000	4.400	09/01/16	20,351
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AAA/NR)
1,000,000	6.100	09/01/45	1,051,120

			1,971,708

Nevada – 0.6%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (AMBAC) (A+/A1)
1,020,000	5.000	07/01/28	1,029,415
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	100,940

			1,130,355

New Hampshire – 0.4%
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa2)
680,000	5.300	07/01/28	703,093

New Jersey – 2.6%
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	2,023,200
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds Single Family Home Mortgage Series 2011 A (NR/Aa1)
1,000,000	2.500	04/01/16	1,000,420
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 C (AMBAC) (A+/A1)(a)
1,465,000	0.000	12/15/26	609,850
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	104,727
Perth Amboy NJ GO Bonds (Refunding) Series 2011 (A-/NR)
1,065,000	2.500	02/01/17	1,051,507

			4,789,704

New York – 0.2%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	169,713
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
185,000	5.750	07/01/13	196,661

			366,374

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota – 0.8%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
$ 285,000	4.100%	07/01/19	$ 289,549
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	571,197
635,000	4.450	07/01/17	649,268

			1,510,014

Ohio – 1.6%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/WR)
1,250,000	5.000	12/01/16	1,364,500
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	458,195
1,000,000	5.000	05/01/18	1,118,660

			2,941,355

Oklahoma – 3.0%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,036,760
1,000,000	4.850	09/01/18	1,085,920
1,000,000	5.000	09/01/19	1,091,490
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,210,340
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	156,241

			5,580,751

Oregon – 0.6%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series 2011 A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	654,817
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
350,000	5.050	07/01/17	358,603

			1,013,420

Pennsylvania – 3.9%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	786,625
1,025,000	5.000	10/01/19	1,063,171
1,250,000	5.250	10/01/31	1,204,738
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Bonds (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,086,477
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,220,769
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
460,000	5.000	08/01/20	470,028
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,361,272

			7,193,080

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/A3)
$ 10,000	5.000%	07/01/20	$ 10,650

Rhode Island – 1.3%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
460,000	5.125	10/01/30	449,811
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	499,290
Rhode Island Sate & Providence Plantations Lease Certificate of Participation Energy Conservation Series 2011 A (AA-/Aa3)
750,000	3.000	04/01/15	782,280
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
180,000	5.700	12/01/12	180,184
205,000	5.800	12/01/14	205,145
125,000	5.900	12/01/15	125,105
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/WR)
190,000	5.750	12/01/13	190,160

			2,431,975

South Carolina – 3.2%
Clarendon Hospital District GO Bonds Series 2011 (A-/A2)
1,385,000	6.500	04/01/32	1,501,645
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	577,549
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	784,553
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/WR)
1,000,000	5.000	12/01/22	1,020,540
1,500,000	5.000	12/01/28	1,509,645
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA+/Aa2)
175,000	5.500	12/01/15	202,391
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA+/Aa3)
255,000	5.500	12/01/15	293,189

			5,889,512

Tennessee – 0.1%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
220,000	4.250	01/01/14	225,159

Texas – 3.2%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
220,000	5.000	08/01/22	231,906
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
500,000	5.250	09/01/22	526,800
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (A+/A1)
130,000	5.750	11/01/15	131,424
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	254,141

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Lower Colorado River Authority TX Revenue Bonds (Prerefunded) (NR/A1)(b)
$ 5,000	5.625%	05/15/39	$ 6,247
Lower Colorado River Authority TX Revenue Bonds (Unrefunded Balance) (A/A1)
795,000	5.625	05/15/39	835,537
North Texas Tollway Authority Revenue Bonds (Refunding-System First Tier) (A-/A2)
3,000,000	6.000	01/01/34	3,183,540
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (A+/WR)
330,000	5.250	10/01/21	346,682
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AAA/Aa1)
85,000	4.600	09/01/19	85,660
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	330,294

			5,932,231

Utah – 0.2%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
350,000	3.850	07/01/16	351,176

Vermont – 0.8%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/Baa1)
1,375,000	5.000	12/15/20	1,373,900

Virginia – 0.6%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (BBB/WR)
1,000,000	5.250	07/15/17	1,115,480

Washington – 3.0%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,014,010
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	174,936
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	553,505
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,000,000	4.375	07/01/18	2,049,700
1,750,000	5.250	07/01/25	1,744,785

			5,536,936

West Virginia – 0.6%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,000,230

Wisconsin – 1.7%
Central Brown County WI Water Authority System Revenue Bonds (AMBAC) (A+/WR)
1,500,000	5.000	12/01/35	1,470,930
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	126,323
350,000	5.000	12/01/15	387,334

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
$ 100,000	4.375%	05/01/12	$ 102,480
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,083,060

			3,170,127

Wyoming – 1.3%
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series 2011 A (NR/Aa2)
540,000	1.625	12/01/14	539,995
500,000	2.125	06/01/16	499,995
450,000	2.250	12/01/16	449,995
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	169,958
280,000	4.250	12/01/14	289,828
385,000	4.300	12/01/15	391,830

			2,341,601

TOTAL MUNICIPAL BOND OBLIGATIONS			$181,559,516

Short-term Investment(c) – 3.2%
Repurchase Agreement – 3.2%
State Street Bank & Trust Co.
$ 5,927,000	0.010%	08/01/11	$ 5,927,000
Maturity Value: $5,927,005

TOTAL INVESTMENTS – 102.2%			$187,486,516

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.2)%			(3,998,673)

NET ASSETS – 100.0%			$183,487,843

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on July 29, 2011. This agreement was fully collateralized by $6,050,000 U.S. Treasury Bill, 0.000%, due 08/11/11 with a market value of $6,049,595.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CIFG	— Insured by CIFG Assurance North America, Inc.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$182,463,329
Gross unrealized gain	5,500,839
Gross unrealized loss	(477,652)
Net unrealized security gain	$5,023,187

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.2%
Arizona – 2.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,012,970
Arizona School Facilities Board Certificates of Participation (A+/A1)
3,000,000	5.250	09/01/23	3,125,760
Pinal City Arizona Unified School District No.1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,226,298
1,215,000	5.150	07/01/24	1,284,316

			6,649,344

California – 1.4%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
2,000,000	0.000	07/01/27	746,580
Sacramento County CA Airport System Revenue Bonds (A/A2)
2,000,000	5.000	07/01/27	2,054,920
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA+/Aa2)(a)
2,000,000	0.000	08/01/24	949,020

			3,750,520

Colorado – 0.3%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
650,000	4.350	11/01/19	664,118

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,083,100

Georgia – 0.4%
Georgia Housing & Finance Authority Revenue Bonds (Single Family Mortgage) (Non AMT) Series A (AAA/NR)
1,000,000	4.500	12/01/25	1,009,050

Idaho – 0.3%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa1)
825,000	5.250	07/01/29	843,711

Illinois – 1.7%
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA/NR)
1,500,000	5.250	10/15/27	1,591,110
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	967,190
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,049,870
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,004,710

			4,612,880

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 1.5%
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
$ 2,000,000	6.860%	02/01/29	$ 2,116,780
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	532,165
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,435,000	5.000	07/01/35	1,318,449

			3,967,394

Iowa – 0.7%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Authority) (AAA/Aaa)
540,000	5.000	07/01/23	547,328
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series 2011 A (A/NR)
1,245,000	5.250	01/01/30	1,258,583

			1,805,911

Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
440,000	5.750	07/01/39	451,198

Louisiana – 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,608,784
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	7,192,080

			8,800,864

Michigan – 0.4%
River Rouge MI School District GO Bonds (Refunding) (NATL-RE) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,029,410

Missouri – 80.7%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	203,768
230,000	3.000	11/01/18	230,439
210,000	3.000	11/01/19	207,121
225,000	3.625	11/01/22	222,226
470,000	3.700	11/01/23	459,552
225,000	3.800	11/01/24	219,719
480,000	3.875	11/01/25	464,381
250,000	4.000	11/01/26	243,575
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	515,020
500,000	5.250	03/01/29	511,130
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	158,586
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	159,629
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA+/Aa3)
2,000,000	5.250	07/01/20	2,244,740

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Boone County MO Hospital Revenue Bonds (NR/A3)
$ 2,350,000	5.750%	08/01/28	$ 2,437,514
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,086,820
1,250,000	5.000	03/01/19	1,348,287
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/WR)
300,000	5.500	03/01/14	332,646
Bridgeton MO Certificates of Participation (NR/Aa3)
250,000	1.700	08/01/11	250,000
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
500,000	5.250	03/01/17	587,955
1,000,000	5.250	03/01/21	1,083,190
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	216,114
215,000	1.900	03/01/14	216,075
220,000	2.250	03/01/15	221,173
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	412,284
1,000,000	5.250	06/01/13	1,057,460
1,550,000	5.500	06/01/16	1,621,176
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,127,330
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,024,860
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,025,750
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,384,870
2,435,000	5.000	03/01/28	2,590,475
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	750,635
650,000	5.000	03/01/22	697,203
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	866,376
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	416,980
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	684,229
1,000,000	4.500	12/01/20	1,037,760
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	405,319
Fenton MO Certificates of Participation (Refunding) (AA-/NR)
565,000	2.000	01/01/13	572,418
Florissant MO Certificates of Participation (FGIC) (NR/A1)
330,000	5.000	08/01/11	330,000
560,000	5.000	08/01/12	585,026
485,000	5.000	08/01/15	499,448
500,000	5.000	08/01/16	513,345
450,000	5.000	08/01/17	460,535
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,209,481

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
$ 700,000	5.000%	03/01/17	$ 783,209
935,000	5.000	03/01/18	1,038,551
945,000	5.000	03/01/19	1,036,570
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (NR/NR)
610,000	5.875	12/01/30	587,784
1,455,000	6.250	12/01/35	1,380,111
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/WR)
395,000	5.000	12/01/15	409,382
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	497,981
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/Aa2)
425,000	2.500	07/01/15	437,159
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/Aa2)
450,000	2.000	03/01/13	456,813
280,000	2.500	03/01/15	287,347
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	506,935
Hannibal MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Hannibal Regional Hospital) (BBB+/NR)
650,000	3.500	09/01/12	657,208
Harrisonville MO Annual Appropriation Supported Tax Revenue Bonds (Refunding-Harrisonville Towne Center Project) (A+/NR)
1,610,000	4.625	11/01/28	1,553,296
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AA+/Aa3)
2,300,000	5.000	03/01/19	2,380,040
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	500,095
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
395,000	4.600	06/01/29	379,192
Independence MO School District (Direct Deposit Program) Series A (AA+/NR)
2,000,000	5.250	03/01/30	2,207,280
1,700,000	5.250	03/01/31	1,866,226
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,563,092
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,346,175
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	557,640
555,000	4.500	12/01/20	577,899
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	532,640
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
2,000,000	5.000	03/01/29	2,118,840
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	546,475

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
$ 1,360,000	5.000%	12/01/22	$ 1,448,781
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series 2011 B (NR/Aa3)
900,000	3.500	12/01/18	934,785
920,000	3.850	12/01/20	947,618
500,000	4.350	12/01/23	507,045
820,000	4.500	12/01/24	828,741
Jackson County MO Special Obligation Revenue Bonds Series A (NATL-RE) (NR/Aa3)
1,735,000	5.500	12/01/12	1,803,689
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/WR)
1,000,000	5.250	12/01/15	1,047,060
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)
290,000	4.000	12/01/20	304,883
435,000	4.000	12/01/21	454,271
425,000	4.000	12/01/22	441,358
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	464,837
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,284,872
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	829,184
555,000	5.500	02/15/14	576,351
2,570,000	5.500	02/15/29	2,494,031
1,500,000	5.750	02/15/35	1,451,175
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,127,740
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,194,776
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,779,608
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
280,000	6.431	04/01/18	289,789
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,397,865
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	506,300
Kansas City MO Special Obligation Tax Allocation (Refunding-Kansas City Project) Series B (AA-/A1)
500,000	3.000	01/01/15	522,295
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	514,105
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	803,827
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	564,970
545,000	5.000	03/01/22	608,296
500,000	5.000	03/01/23	555,065

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa2)
$ 1,000,000	5.250%	07/01/12	$ 1,003,270
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa2)
480,000	5.000	07/01/20	489,595
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA+/Aa3)
1,620,000	4.750	03/01/16	1,733,902
850,000	4.750	03/01/17	903,354
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,134,630
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (NATL-RE) (AA-/Aa3)(b)
1,410,000	5.250	12/01/11	1,433,547
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA+/Aa3)
830,000	5.250	03/01/21	923,441
700,000	5.250	03/01/22	775,019
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,066,680
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence Parks Facilities Project) Series D (A-/NR)
590,000	4.250	04/01/12	599,835
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A-/NR)
1,000,000	6.125	04/01/29	1,016,180
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
700,000	4.000	11/01/13	741,503
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Eastland Center Project) Series A (A-/NR)
150,000	4.500	04/01/22	152,315
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Hartman Heritage Center Phase II) (AMBAC) (A-/WR)
300,000	5.000	04/01/13	307,602
1,070,000	5.000	04/01/19	1,084,991
1,240,000	5.000	04/01/21	1,255,661
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Independence-Centerpoint Project) (A-/NR)
935,000	4.750	04/01/28	927,501
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Prerefunded-State Revolving Funds Program) Series B (NR/Aaa)(b)
705,000	5.000	01/01/13	751,622
715,000	5.125	01/01/13	763,541
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	464,844
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,290,501
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series A (NR/Aaa)
435,000	5.200	07/01/12	436,549

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (NR/Aaa)
$ 415,000	5.125%	01/01/18	$ 435,144
20,000	5.000	01/01/22	20,739
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,240,561
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,291,267
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,327,471
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,030,470
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,418,126
Missouri State Health & Educational Facilities Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	528,885
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,160,520
2,000,000	5.000	04/01/25	2,093,500
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,065,840
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,003,560
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) (AA-/A1)
1,000,000	5.500	10/01/12	1,050,850
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA+/Aa3)
2,000,000	5.000	11/15/14	2,183,700
1,000,000	5.000	11/15/19	1,107,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	505,250
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,178,320
1,545,000	5.000	02/15/20	1,692,934
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,381,981
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA/NR)
610,000	5.250	07/01/42	613,306
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	465,990
3,420,000	4.750	07/01/42	3,204,369
Missouri State Housing Development Commission Revenue Bonds (Single Family Homeowner Loan) Series A-1 (AMT) (FNMA/GNMA) (AAA/NR)
25,000	5.800	09/01/11	25,002
20,000	5.900	09/01/12	20,002
20,000	6.000	09/01/13	20,002

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AAA/NR)
$ 1,005,000	3.950%	05/01/21	$ 993,734
1,175,000	3.950	11/01/21	1,161,288
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,088,640
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)(b)
300,000	5.250	08/01/12	315,198
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,619,471
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (BBB/Baa1)
770,000	5.450	03/01/14	772,364
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/Aa3)
1,430,000	5.250	03/01/21	1,587,300
Nixa MO Electric System Revenue Bonds (XLCA) (NR/WR)
1,000,000	4.750	04/01/15	1,044,680
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	11/15/18	1,037,050
1,000,000	5.000	11/15/19	1,031,920
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,387,720
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	2,969,674
O’ Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)(b)
1,000,000	5.000	02/01/12	1,023,960
O’ Fallon MO Certificates of Participation (NR/Aa3)
2,130,000	5.250	11/01/17	2,395,803
1,000,000	5.250	11/01/18	1,126,750
2,000,000	5.250	11/01/19	2,250,200
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA+/NR)
1,500,000	5.000	03/01/19	1,758,510
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/Aa3)
440,000	5.000	03/01/22	483,930
Parkville MO GO Notes (Brush Creek Drain Area Neighborhood Temporary Notes) Series 2011 A (NR/NR)
2,210,000	2.000	08/01/12	2,221,094
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,892,693
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	492,011
850,000	5.000	12/01/20	943,143
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	155,063
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	100,971
100,000	4.700	07/01/27	100,650
Republic MO Special Obligation Revenue Bonds (A/NR)
380,000	2.000	05/01/14	381,615
175,000	2.500	05/01/15	178,775
150,000	2.650	05/01/16	152,006
125,000	3.000	05/01/17	126,514

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A/NR) (continued)
$ 150,000	3.150%	05/01/18	$ 149,724
150,000	3.300	05/01/19	149,894
250,000	3.500	05/01/20	248,130
300,000	3.750	05/01/21	298,533
325,000	3.875	05/01/22	322,306
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,953,672
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,028,980
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	466,920
500,000	5.500	03/01/15	519,680
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/WR)
200,000	4.750	04/01/12	200,588
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	576,175
575,000	6.850	03/01/29	614,106
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,072,160
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	205,886
530,000	4.500	11/01/19	565,907
610,000	4.500	11/01/20	645,679
645,000	4.750	11/01/21	687,976
685,000	4.750	11/01/22	725,127
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	410,653
405,000	4.750	11/01/22	428,725
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	3,026,208
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,163,878
100,000	5.200	12/01/31	104,155
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/Baa1)
530,000	5.000	12/01/12	552,499
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	666,958
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,248,575
St. Charles MO Certificates of Participation Series B (NR/A1)
1,000,000	5.500	05/01/18	1,035,050
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	106,304
735,000	5.200	06/01/24	774,609
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	493,905
515,000	5.000	11/15/16	515,670
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	426,856

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA+/Aa3)
$ 2,000,000	5.000%	07/01/24	$ 1,973,720
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	108,857
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-City Justice Center) Series A (AMBAC) (A/WR)
700,000	5.250	02/15/15	710,990
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,294,997
1,345,000	4.000	08/01/14	1,426,843
St. Louis MO Parking Revenue Bonds (Downtown Parking Facilities-Subordinated A) (NR/NR)(b)
835,000	5.500	02/01/12	856,652
St. Louis MO Parking Revenue Bonds (Taxable) Series B (BBB/Baa1)
100,000	5.140	12/15/14	107,033
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,646,780
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,163,459
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA+/Aa1)(b)
375,000	5.375	11/01/11	379,785
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	303,567
345,000	3.000	03/01/18	348,491
360,000	3.000	03/01/19	357,822
385,000	3.150	03/01/21	375,949
700,000	3.300	03/01/23	674,450
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	229,151
Washington MO School District Direct Deposit GO Bonds (Refunding) (AGM) (AA+/Aa3)
1,000,000	5.250	03/01/13	1,074,060
West Plains R-VII School District MO Lease Certificates of Participation Howell County (Refunding-GTD Performance) Series A (A-/NR)
405,000	2.700	04/15/16	406,600
470,000	3.250	04/15/18	470,141
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	726,406

			213,918,717

Nevada – 1.0%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series E (AGM) (AA+/Aa3)
2,505,000	5.400	07/01/33	2,561,763

Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	965,480
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	1,008,350

			1,973,830

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – 1.1%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/A3)
$ 555,000	5.000%	07/01/22	$ 577,727
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance - Government Facilities) Series l (BBB/A3)
2,320,000	5.250	07/01/33	2,255,179

			2,832,906

South Carolina – 0.4%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/WR)
1,035,000	5.000	12/01/28	1,041,655

Texas – 0.3%
Mansfield TX GO Certificates (AA/Aa2)
700,000	5.750	02/15/22	790,825

Washington — 0.9%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,500,000	5.250	07/01/25	2,492,550

TOTAL MUNICIPAL BOND OBLIGATIONS			$260,279,746

Short-term Investment(c) – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co.
$ 2,078,000	0.010%	08/01/11	$ 2,078,000
Maturity Value: $2,078,002

TOTAL INVESTMENTS – 99.0%			$262,357,746

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			2,577,908

NET ASSETS – 100.0%			$264,935,654

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on July 29, 2011. This agreement was fully collateralized by $2,120,000 U.S. Treasury Bills, 0.000% due 08/11/11 with a market value of $2,119,858.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CIFG	— Insured by CIFG Assurance North America, Inc.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$254,239,451
Gross unrealized gain	8,949,427
Gross unrealized loss	(831,132)
Net unrealized security gain	$8,118,295

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.3%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 455,837

California – 2.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
670,000	0.000	07/01/27	250,104
Sacramento County CA Airport System Revenue Bonds (A/A2)
500,000	5.000	07/01/27	513,730
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)(a)
2,275,000	0.000	08/01/24	1,094,594

			1,858,428

Florida – 3.3%
Duval County FL School Board Certificates of Participation (Master Lease Program) Series B (AA-/Aa3)
1,250,000	5.000	07/01/35	1,212,625
Miami-Dade County Aviation Revenue Bonds Series B (A-/A2)
2,000,000	5.000	10/01/41	1,924,580

			3,137,205

Illinois – 0.9%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	870,471

Indiana – 3.5%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,058,390
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	918,780
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AA+/Aa3)
1,300,000	5.000	01/15/31	1,336,049

			3,313,219

Iowa – 0.3%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
280,000	5.000	07/01/23	283,800

Kansas – 73.3%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/WR)(b)
1,000,000	4.750	08/01/12	1,044,670
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (BBB+/Baa1)
190,000	4.850	06/01/31	181,142
Butler County KS Unified School District No. 490 GO Bonds (Refunding - School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	597,070
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,068,390
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	1,032,947
235,000	4.000	09/01/18	252,970

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/Aa3)
$ 440,000	5.000%	12/01/13	$ 445,399
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
400,000	2.000	12/01/11	401,184
1,015,000	2.000	12/01/13	1,017,527
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/A1)
1,450,000	5.000	03/01/12	1,473,997
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa2)
1,000,000	5.000	08/01/12	1,046,020
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
495,000	5.000	09/01/15	558,667
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	779,719
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,041,440
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	834,383
500,000	4.000	09/01/20	545,700
Johnson County KS Unified School District No 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	1,007,285
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/WR)
500,000	6.000	10/01/16	603,320
1,770,000	5.000	10/01/18	1,908,679
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	992,211
975,000	5.000	10/01/23	1,041,095
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	224,070
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	284,683
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A-/NR)
825,000	5.500	09/01/36	852,027
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
600,000	5.000	09/01/33	606,132
600,000	5.000	09/01/34	600,918
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	689,550
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,118,270
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	847,664
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
1,270,000	5.250	05/01/13	1,274,077
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	509,925

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1) (continued)
$ 1,425,000	5.250%	07/01/31	$ 1,462,720
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,414,641
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,200,289
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (NATL-RE) (AA/Baa1)
400,000	5.000	02/01/12	400,996
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
400,000	5.000	05/01/12	401,364
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
2,000,000	5.000	11/01/27	2,136,260
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/WR)
1,600,000	5.000	08/01/17	1,690,160
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,108,580
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (NATL-RE) (AA/WR)
20,000	4.000	10/01/11	20,122
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(b)
705,000	5.500	04/01/12	730,154
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)(b)
1,500,000	6.000	04/01/13	1,641,555
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/WR)
600,000	5.000	06/01/13	618,360
630,000	5.000	06/01/14	648,113
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
1,750,000	5.250	01/01/25	1,862,420
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,198,461
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,102,077
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	338,842
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A2)
1,000,000	5.375	07/01/14	1,066,650
455,000	5.375	07/01/15	482,851
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,638,228
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,200,419
315,000	5.250	09/01/29	337,447

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (BBB/Baa1)
$ 150,000	5.000%	09/01/20	$ 161,610
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	343,643
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (NATL-RE) (BBB/Baa1)
1,650,000	5.000	09/01/17	1,850,557
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,253,053
Pittsburg KS GO Bonds (Refunding) (AGM) (NR/Aa3)
210,000	5.500	09/01/11	210,783
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	524,080
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500	09/01/15	459,804
Saline County KS Unified School District No. 305 Salina GO Bonds (AGM) (NR/Aa2)
100,000	5.500	09/01/16	100,358
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (AGM) (NR/Aa2)
70,000	5.500	09/01/16	70,199
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (BBB/WR)
680,000	5.250	09/01/14	707,826
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,125,560
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA+/NR)
1,500,000	5.000	11/01/32	1,531,320
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
820,000	5.250	12/01/38	839,155
Shawnee County KS GO Bonds (Refunding & Improvement) (NR/Aa2)
500,000	3.000	09/01/11	501,060
360,000	3.000	09/01/12	370,174
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa2)(b)
500,000	5.000	02/01/12	511,980
Topeka KS GO Bonds (Refunding) Series B (NR/Aa2)
1,360,000	2.500	08/15/19	1,350,194
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa1)
535,000	5.000	06/01/16	620,525
1,000,000	5.000	06/01/23	1,123,050
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa1)
300,000	5.000	06/01/23	336,915
475,000	5.000	06/01/24	529,720
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (BBB/Aa2)
1,000,000	5.000	10/01/19	1,053,110
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,101,860

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A1)
$ 1,595,000	5.000%	09/01/21	$ 1,690,748
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (AGM) (NR/Aa3)
85,000	6.375	09/01/11	85,399
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,578,827
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/WR)
1,000,000	5.250	09/01/17	1,172,610
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (AGM) (AA+/Aa2)
160,000	5.000	09/01/12	168,299

			68,954,259

Louisiana – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,054,880

Massachusetts – 0.5%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
455,000	5.300	01/01/30	455,587

Ohio – 1.6%
Ohio State Higher Educational Facility Revenue Bonds (Kenyon College Project) (A+/A1)
1,500,000	5.000	07/01/41	1,456,875

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	584,115

Puerto Rico – 7.3%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (BBB/Baa1)
475,000	5.500	07/01/16	519,750
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA+/Aa3)
425,000	5.500	07/01/15	476,595
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A3)
500,000	6.250	07/01/13	536,805
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa1)
345,000	5.250	07/01/21	348,164
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/A3)
1,275,000	5.000	07/01/21	1,338,520
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB+/A3)
1,000,000	5.250	07/01/21	1,064,340
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB+/A3)
1,625,000	5.250	07/01/40	1,580,182
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance - Government Facilities) Series l (BBB/Baa1)
1,000,000	5.250	07/01/33	972,060

			6,836,416

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/WR)
$ 500,000	5.000%	12/01/28	$ 503,215

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
750,000	5.250	07/01/25	747,765

TOTAL MUNICIPAL BOND OBLIGATIONS			$91,512,072

Short-term Investment(c) – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co.
$ 1,737,000	0.010%	08/01/11	$ 1,737,000
Maturity Value: $1,737,001

TOTAL INVESTMENTS – 99.1%			$93,249,072

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			845,722

NET ASSETS – 100.0%			$94,094,794

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on July 29, 2011. This agreement was fully collateralized by $1,775,000 U.S. Treasury Bill, 0.000%, due 08/11/11 with a market value of $1,774,881.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	— Arkansas Development Finance Authority
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CIFG	— Insured by CIFG Assurance North America, Inc.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
WR	— Withdrawn Rating

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$90,600,891
Gross unrealized gain	2,995,217
Gross unrealized loss	(347,036)
Net unrealized security gain	$2,648,181

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Board of Trustees.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America ("GAAP") establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The following is a summary of each Fund’s investments categorized in the fair value hierarchy as of July 31, 2011:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$105,631,578	$-	$-
Short-term Investment	-	756,000	-
Total	$105,631,578	$756,000	$-

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$52,272,740	$-	$-
Short-term Investment	-	1,157,000	-
Total	$52,272,740	$1,157,000	$-

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$57,921,736	$-	$-
Short-term Investment	-	2,864,000	-
Total	$57,921,736	$2,864,000	$-

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$-	$66,490,736	$-
Municipal Bond Obligations	-	84,469,354	-
Mortgage-Backed Obligations	-	199,169,457	-
Corporate Obligations	-	201,250,327	-
U.S. Treasury Obligations and/or Other U.S. Government Agencies	13,396,094	101,568,373	-
Government Guarantee Obligations	-	3,045,741	-
Investment Company	4,943,706	-	-
Short-term Investment	-	21,608,000	-
Total	$18,339,800	$677,601,988	$-

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$-	$2,047,401	$-
Mortgage-Backed Obligations	-	29,506,175	-
Government Guarantee Obligations	-	7,509,673	-
U.S. Treasury Obligations and/or Other U.S. Government Agencies	16,064,844	65,350,513	-
Short-term Investment	-	7,138,000	-
Total	$16,064,844	$111,551,762	$-

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$181,559,516	$-
Short-term Investment	-	5,927,000	-
Total	$-	$187,486,516	$-

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$260,279,746	$-
Short-term Investment	-	2,078,000	-
Total	$-	$262,357,746	$-

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2011 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$-	$91,512,072	$-
Short-term Investment	-	1,737,000	-
Total	$-	$93,249,072	$-

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at lease 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth Fund may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Mid-Cap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage and asset-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 22, 2011

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 22, 2011